Reconciliation of Liabilities Arising from Financing Activities - Summary of Detailed Information about Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 323,895	$ 286,813	$ 135,643
Financing cash flows	(686)	(1,784)	119,485
Fair value change	189,646	37,424	26,572
New leases entered	548	53	309
Issue costs in respect of convertible Series C Preferred Shares accrued			3,782
Issue costs accrued	(644)	1,306	950
Interest expense	93	83	72
Ending Balance	512,852	323,895	286,813
Convertible Preferred Shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	322,215	284,791	133,969
Financing cash flows	0	0	124,250
Fair value change	189,646	37,424	26,572
New leases entered	0	0	0
Issue costs in respect of convertible Series C Preferred Shares accrued			0
Issue costs accrued	0	0	0
Interest expense	0	0	0
Ending Balance	511,861	322,215	284,791
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,036	1,511	1,674
Financing cash flows	(686)	(611)	(544)
Fair value change	0	0	0
New leases entered	548	53	309
Issue costs in respect of convertible Series C Preferred Shares accrued			0
Issue costs accrued	0	0	0
Interest expense	93	83	72
Ending Balance	991	1,036	1,511
Accrued Issuance Costs In Respect Of Convertible Preferred Shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0	0
Financing cash flows	0	0	(3,782)
Fair value change	0	0	0
New leases entered	0	0	0
Issue costs in respect of convertible Series C Preferred Shares accrued			3,782
Issue costs accrued	0	0	0
Interest expense	0	0	0
Ending Balance	0	0	0
Accrued Share Issue Costs [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	644	511	0
Financing cash flows	0	(1,173)	(439)
Fair value change	0	0	0
New leases entered	0	0	0
Issue costs in respect of convertible Series C Preferred Shares accrued			0
Issue costs accrued	(644)	1,306	950
Interest expense	0	0	0
Ending Balance	$ 0	$ 644	$ 511